Marketable Securities: (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities
Fair value at beginning of period		$ 287,638	$ 239,232
Increase (decrease) in fair value	$ (100,565)	48,406
Fair value at balance sheet date	187,073	287,638
Debt securities
Fair value at beginning of year		0
Acquisitions		88,500,000
Dispositions		(74,311,349)
Realized loss		(14,188,651)
Fair value at balance sheet date	$ 0	$ 0